Shareholder Fees - FidelityFlexInternationalIndexFund-PRO	Dec. 30, 2024 USD ($)
FidelityFlexInternationalIndexFund-PRO | Fidelity Flex International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none